OTHER EXPENSE (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER EXPENSES

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Share issue costs	$2,066	$-	$2,414,497	$-
Write off of accounts (payable) receivable	(60,712)	47,140	(45,496)	71,614
Other	(1,813)	(3,796)	(2,012)	(3,820)
	$(60,459)	$43,344	$2,366,989	$67,794